Other assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets
10	Other assets

The other assets consist of the following:

	As of December 31,
	2018	2019
Current
Deposits	984	4,859
Prepayments	1,262	2,793
VAT receivable	325	353
Others	671	978
	3,242	8,983
Non-current
Rental deposits	232	109